Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000173812 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173812 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173812 | Energy
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000173812 | Materials
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000173812 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173812 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173812 | Precious Metal Mining
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173812 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173812 | Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000173812 | Base Metal
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000173812 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000173812 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000173812 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000173812 | Russia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173812 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173812 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173812 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173812 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000173812 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000173812 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000173812 | Canada
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000173812 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000173812 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173812 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173812 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173813 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173813 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000173813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000173813 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173813 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173813 | Precious Metal Mining
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173813 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173813 | Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000173813 | Base Metal
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000173813 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000173813 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000173813 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000173813 | Russia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173813 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173813 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173813 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173813 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000173813 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000173813 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000173813 | Canada
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000173813 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000173813 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173813 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173813 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%